Investments	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

Available for sale fixed maturities and equity securities consisted of the following (in millions):

	2016					2015
	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value
		Gains	Losses				Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$51	$2	$(3)	$(1)	$50	$61	$2	$(3)	$(1)	$60
States, municipalities and political subdivisions	4,063	155	(42)	113	4,176	3,836	162	(32)	130	3,966
Foreign government	12	1	—	1	13	12	1	—	1	13
Residential MBS	2,388	216	(7)	209	2,597	2,344	246	(6)	240	2,584
Commercial MBS	1,304	46	(1)	45	1,349	1,903	71	—	71	1,974
Asset-backed securities	4,517	37	(35)	2	4,519	3,508	21	(37)	(16)	3,492
Corporate and other	14,975	448	(107)	341	15,316	13,239	401	(243)	158	13,397
Total fixed maturities	$27,310	$905	$(195)	$710	$28,020	$24,903	$904	$(321)	$583	$25,486

Equity securities:
Common stocks	$391	$55	$(9)	$46	$437	$439	$32	$(35)	$(3)	$436
Perpetual preferred stocks	56	3	(1)	2	58	50	—	—	—	50
Total equity securities	$447	$58	$(10)	$48	$495	$489	$32	$(35)	$(3)	$486

The non-credit related portion of other-than-temporary impairment charges is included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2016 and December 31, 2015, respectively, were $149 million and $160 million. Gross unrealized gains on such securities at December 31, 2016 and December 31, 2015 were $101 million and $104 million, respectively. Gross unrealized losses on such securities at December 31, 2016 and December 31, 2015 were $2 million and $5 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate to residential MBS.

The following tables show gross unrealized losses (dollars in millions) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
December 31, 2016
Fixed maturities:
U.S. Government and government agencies	$—	$8	100%	$(3)	$7	70%
States, municipalities and political subdivisions	(38)	1,288	97%	(4)	12	75%
Residential MBS	(4)	298	99%	(3)	91	97%
Commercial MBS	(1)	93	99%	—	—	—%
Asset-backed securities	(18)	1,295	99%	(17)	551	97%
Corporate and other	(87)	3,636	98%	(20)	340	94%
Total fixed maturities	$(148)	$6,618	98%	$(47)	$1,001	96%

Equity securities:
Common stocks	$(9)	$91	91%	$—	$3	100%
Perpetual preferred stocks	(1)	32	97%	—	—	—%
Total equity securities	$(10)	$123	92%	$—	$3	100%

December 31, 2015
Fixed maturities:
U.S. Government and government agencies	$—	$4	100%	$(3)	$15	83%
States, municipalities and political subdivisions	(25)	1,031	98%	(7)	103	94%
Residential MBS	(2)	180	99%	(4)	99	96%
Commercial MBS	—	74	100%	—	13	100%
Asset-backed securities	(29)	1,849	98%	(8)	355	98%
Corporate and other	(195)	4,229	96%	(48)	295	86%
Total fixed maturities	$(251)	$7,367	97%	$(70)	$880	93%

Equity securities:
Common stocks	$(35)	$228	87%	$—	$—	—%
Perpetual preferred stocks	—	23	100%	—	5	100%
Total equity securities	$(35)	$251	88%	$—	$5	100%

At December 31, 2016, the gross unrealized losses on fixed maturities of $195 million relate to 892 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 83% of the gross unrealized loss and 91% of the fair value.

The determination of whether unrealized losses are other-than-temporary requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

GALIC analyzes its MBS securities for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. During 2016, GALIC recorded $1 million in other-than-temporary impairment charges related to its residential MBS.

In 2016, GALIC recorded approximately $17 million and $7 million in other-than-temporary impairment charges related to corporate bonds and other fixed maturities, respectively.

GALIC recorded $41 million in other-than-temporary impairment charges on common stocks in 2016. At December 31, 2016, the gross unrealized losses on common stocks of $9 million relate to 20 securities, one of which has been in an unrealized loss position for more than 12 months.

Management believes GALIC will recover its cost basis in the securities with unrealized losses and that GALIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2016.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	2016	2015	2014

Balance at January 1	$110	$115	$125
Additional credit impairments on:
Previously impaired securities	1	—	—
Securities without prior impairments	—	1	—
Reductions due to sales or redemptions	(7)	(6)	(10)
Balance at December 31	$104	$110	$115

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2016 (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$615	$626	2%
After one year through five years	3,952	4,185	15%
After five years through ten years	10,922	11,088	40%
After ten years	3,612	3,656	13%
	19,101	19,555	70%
ABS (average life of approximately 5 years)	4,517	4,519	16%
MBS (average life of approximately 4.5 years)	3,692	3,946	14%
Total	$27,310	$28,020	100%

Certain risks are inherent in fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
There were no investments in individual issuers that exceeded 10% of shareholder’s equity at December 31, 2016 or 2015.

The following table shows (in millions) investment income earned and investment expenses incurred:

	2016	2015	2014
Investment income:
Fixed maturities	$1,248	$1,138	$1,047
Equity securities	24	21	16
Equity in earnings of partnerships and similar investments	22	16	9
Mortgage loans	47	45	42
Policy loans	11	12	12
Real estate and other	34	7	17
Gross investment income	1,386	1,239	1,143
Investment expenses	(10)	(9)	(4)
Net investment income	$1,376	$1,230	$1,139

GALIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $5 million, $6 million and less than $1 million in the years ended December 31, 2016, 2015 and 2014, respectively.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in millions):

	2016				2015
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$32	$(25)	$7	$127	$24	$(28)	$(4)	$(698)
Equity securities	17	(41)	(24)	51	17	(36)	(19)	(49)
Mortgage loans and other investments	—	—	—	—	(1)	(2)	(3)	—
Other (*)	(7)	15	8	(52)	(5)	15	10	320
Total pretax	42	(51)	(9)	126	35	(51)	(16)	(427)
Tax effects	(15)	18	3	(44)	(12)	18	6	149
Net of tax	$27	$(33)	$(6)	$82	$23	$(33)	$(10)	$(278)

	2014
	Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$32	$(8)	$24	$465
Equity securities	16	(8)	8	6
Mortgage loans and other investments	—	—	—	—
Other (*)	(2)	5	3	(222)
Total pretax	46	(11)	35	249
Tax effects	(16)	4	(12)	(87)
Net of tax	$30	$(7)	$23	$162

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to annuities.

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the statement of cash flows consisted of the following (in millions):

	2016	2015	2014
Fixed maturities:
Gross gains	$45	$31	$29
Gross losses	(6)	(5)	(1)
Equity securities:
Gross gains	19	18	16
Gross losses	(2)	(1)	—